SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS - Allowance for Doubtful Accounts (Details) - Allowance for Doubtful Accounts - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Movement in Valuation Allowances and Reserves
Balance at Beginning of Period	$ 22,398	$ 25,348	$ 24,308
Charges to Costs, Expenses and other	6,740	10,659	13,384
Write-off of Accounts Receivable	8,057	13,069	10,585
Other	1,406	(540)	(1,759)
Balance at End of Period	$ 22,487	$ 22,398	$ 25,348